Post Balance Sheet Events	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Post Balance Sheet Events	32. Post balance sheet events There were no post balance sheet events as of the filing date.